Warrants - Estimated fair value of warrants assumptions used for the Black-Scholes option-pricing model (Detail) - $ / shares			12 Months Ended
	May 03, 2016	Jan. 29, 2016	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Dividend yield			0.00%
Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield		0.00%
Expected volatility		80.00%
Risk-free rate of return		0.47%
Expected term (years)		1 year
Fair Value per share		$ 0.25
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Dividend yield	0.00%		0.00%
Expected volatility	80.00%		67.00%
Risk-free rate of return	1.22%		1.93%
Expected term (years)	5 years		4 years 3 months 18 days
Fair Value per share	$ 25.60		$ 21.36
Weighted Average Upon Exercise and Cancellation [Member] | Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield		0.00%
Expected volatility		80.00%
Risk-free rate of return		0.61%
Expected term (years)		9 months 18 days
Fair Value per share		$ 0.30